Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
PC Shares | AllianceBernstein Real Asset Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein Real Asset Strategy
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to maximize real return over inflation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Strategy Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-indexed fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities’ risks and inflation sensitivity as well as the securities’ impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-indexed securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy’s investments in real estate equity securities will include real estate investment trusts (“REITs”), other real estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long or short positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swaps or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodity-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy except that the Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodity-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Strategy with commodity exposure within the limitations of federal tax requirements that apply to the Strategy.

The Strategy is “non-diversified”, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Strategy’s assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy’s investments.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  Subsidiary Risk: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Strategy and are subject to the same risks that apply to similar investments if held directly by the Strategy. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Strategy wholly owns and controls the Subsidiary, and the Strategy and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Strategy or its shareholders.
  Real Estate Risk: The Strategy’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.
  Diversification Risk: The Strategy may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy’s NAV.
  Management Risk: The Strategy is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification Risk: The Strategy may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy’s NAV.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.bernstein.com (click on “Investments” then “Stocks” then “Mutual Fund Performance at a Glance”).

The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy’s Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: Best Quarter was up 7.37%, 1st quarter, 2012; and Worst Quarter was down -16.27%, 3rd quarter, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
PC Shares | AllianceBernstein Real Asset Strategy | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.16%
After 1 Year	rr_ExpenseExampleYear01	118
After 3 Years	rr_ExpenseExampleYear03	368
After 5 Years	rr_ExpenseExampleYear05	638
After 10 Years	rr_ExpenseExampleYear10	$ 1,409
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(8.64%)
2012	rr_AnnualReturn2012	9.31%
2013	rr_AnnualReturn2013	(1.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.27%)
1 Year	rr_AverageAnnualReturnYear01	(1.38%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2010	[1]
PC Shares | AllianceBernstein Real Asset Strategy | Return After Taxes on Distributions | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.88%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2010	[1]
PC Shares | AllianceBernstein Real Asset Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.61%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2010	[1]
PC Shares | AllianceBernstein Real Asset Strategy | MSCI All Country World Commodity Producers Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2010
PC Shares | AllianceBernstein Real Asset Strategy | Dow Jones-UBS Commodity Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2010
PC Shares | AllianceBernstein Real Asset Strategy | Barclays 10+ Year U.S. TIPS Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2010

[1]	After-tax returns: -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 03/08/2010.